PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
PROPERTY AND EQUIPMENT, NET
Property and equipment	$ 49,708	$ 57,864
Less: impairment	(14,763)	(15,110)	$ (16,353)	$ (26,262)
Less: accumulated depreciation	(24,868)	(23,923)
Total property and equipment, net	10,239	10,885
Depreciation expenses	963	2,836	3,954
Impairment loss	0	0	$ 0
Wifi And Network Equipment
PROPERTY AND EQUIPMENT, NET
Property and equipment	16,582	17,061
Office property
PROPERTY AND EQUIPMENT, NET
Property and equipment	10,544	10,855
Software
PROPERTY AND EQUIPMENT, NET
Property and equipment	10,270	9,756
Digital display network equipment
PROPERTY AND EQUIPMENT, NET
Property and equipment	3,396	5,085
Computer and office equipment
PROPERTY AND EQUIPMENT, NET
Property and equipment	5,157	3,122
Leasehold improvement
PROPERTY AND EQUIPMENT, NET
Property and equipment	2,467	2,540
Furniture and fixture
PROPERTY AND EQUIPMENT, NET
Property and equipment	733	754
Vehicle
PROPERTY AND EQUIPMENT, NET
Property and equipment	558	575
Construction in Progress
PROPERTY AND EQUIPMENT, NET
Property and equipment	$ 162	$ 167